o   MS *SA1

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                           SHARE CLASS REDESIGNATION
                           Effective January 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class
                           Class C - Formerly Class II
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                         SUPPLEMENT DATED APRIL 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                        FRANKLIN MUTUAL SERIES FUND INC.
                                DATED MAY 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, each fund offers four classes of shares: Class A, Class B, Class C and Class Z. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The first sentence of the second paragraph on the cover is replaced with the following:

     This SAI describes each fund's Class A, B and C shares.

III. The section "Nonfundamental Policies," found under "Restrictions and Limitations," is deleted.

IV.  The following is added to the "Officers and Directors" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of each fund: approximately 146,157 shares of Mutual Shares - Class Z, 103,594 shares of Qualified - Class Z, 168,973 shares of Beacon - Class Z, 167,707 shares of Discovery - Class Z, 32,767 shares of European - Class Z and 26,466 shares of Financial Services - Class Z, or less than 1% of the total outstanding shares of each fund's Class Z shares.

V. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

VI. The following is added to the section "Additional Information on Selling Shares" found under "How Do I Buy, Sell and Exchange Shares?":

     The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

VII. In  the  section   "The  Rule  12b-1   Plans,"   found  under  "The  Funds'
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the  following  paragraphs  are added  after the  section  "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, each fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. Each fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VIII. In the section "How Do the Funds Measure Performance?",

     (a) the first two paragraphs are replaced with the following:

     Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

     Before November 1, 1996, only a single class of fund shares was offered without a sales charge and Rule 12b-1 expenses. Returns shown are a restatement of the original class to include both the Rule 12b-1 fees and the current sales charges applicable to each share class as though in effect from the fund's inception.

     (b) and  the  following  replaces  the  performance  figures  under  "Total
     Return":

     TOTAL RETURN

     The average annual total returns for the indicated periods ended June 30, 1998, were:

                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS A

    Mutual Shares                        11.35%            17.60%       14.49%
    Qualified                            11.79%            17.85%       14.70%
    Beacon                               13.38%            17.42%       14.76%
    Discovery*                           13.50%            20.09%          N/A
    European**                           21.76%               N/A          N/A
    Financial Services***                   N/A               N/A          N/A


                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS B

    Mutual Shares                        13.37%            17.95%       14.34%
    Qualified                            13.83%            18.22%       14.55%
    Beacon                               15.53%            17.78%       14.67%
    Discovery*                           15.73%            20.53%          N/A
    European**                           24.60%              N/A           N/A
    Financial Services***                   N/A               N/A          N/A


                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS C

    Mutual Shares                        15.21%            17.92%       14.08%
    Qualified                            15.64%            18.19%       14.30%
    Beacon                               17.31%            17.76%       14.41%
    Discovery*                           17.52%            20.47%          N/A
    European**                           26.32%               N/A          N/A
    Financial Services***                   N/A               N/A          N/A

     *Discovery commenced operations on December 31, 1992. The average annual total return from inception was 21.17% for Class A, 21.58% for Class B and 21.46% for Class C.
     **European commenced operations on July 3, 1996. The average annual total return from inception was 25.52% for Class A, 26.98% for Class B and 27.96% for Class C.
     ***Financial Services commenced operations on August 19, 1997.

     The cumulative total returns for the indicated periods ended June 30, 1998, were:

                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS A

    Mutual Shares                        11.35%           124.93%      287.06%
    Qualified                            11.79%           127.31%     294.29%
    Beacon                               13.38%           123.17%      296.22%
    Discovery*                           13.50%           149.82%          N/A
    European**                           21.76%               N/A          N/A
    Financial Services***                   N/A               N/A          N/A


                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS B

    Mutual Shares                        13.37%           128.29%      281.98%
    Qualified                            13.83%           130.89%      289.06%
    Beacon                               15.53%           126.69%      293.04%
    Discovery*                           15.73%           154.36%          N/A
    European**                           24.60%              N/A           N/A
    Financial Services***                   N/A               N/A          N/A


    ---------------------------------------------------------------------------
                                         1 YEAR           5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    CLASS C
    Mutual Shares                        15.21%           127.98%      273.35%
    Qualified                            15.64%           130.58%     280.62%
    Beacon                               17.31%           126.43%      284.09%
    Discovery*                           17.52%           153.74%          N/A
    European**                           26.32%               N/A          N/A
    Financial Services***                   N/A               N/A          N/A


     *Discovery commenced operations on December 31, 1992. The cumulative total return from inception was 187.23% for Class A, 192.90% for Class B and 190.99% for Class C.
     **European commenced operations on July 3, 1996. The cumulative total return from inception was 57.20% for Class A, 60.93% for Class B and 63.34% for Class C.
     ***Financial Services commenced operations on August 19, 1997. The cumulative total return from inception was 35.93% for Class A, 39.42% for Class B and 41.01% for Class C.

IX.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of November 25, 1998, the principal shareholders of the funds, beneficial or of record, were as follows:


      NAME AND ADDRESS                      SHARE AMOUNT        PERCENTAGE
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     EUROPEAN FUND - CLASS Z
     Michael F. Price
     Peapacton Farm
     P.O. Box 434
     Far Hills, NJ 07931                     8,354,152         20.52%


X.   The following is added to the section "Financial Statements":

     The unaudited financial statements contained in the Semiannual Report to Shareholders of Mutual Series, for the six-month period ended June 30, 1998, are incorporated herein by reference.

XI. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Class Z" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND CLASS Z - Each fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Class Z." The four classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.



                Please keep this supplement for future reference.